Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 369,434	$ 32,496,646	$ (36,968)	$ (35,398,346)	$ (2,569,234)
Balance (in Shares) at Dec. 31, 2015	369,434,068
Common stock issued for services	$ 500	47,500			48,000
Common stock issued for services (in Shares)	500,000
Common stock issued for cash	$ 24,000	1,136,000			1,160,000
Common stock issued for cash (in Shares)	24,000,000
Loss on foreign currency translation			(11,075)		(11,075)
Net loss				(2,673,836)	(2,673,836)
Balance at Dec. 31, 2016	$ 393,934	33,680,146	(48,043)	(38,072,182)	$ (4,046,145)
Balance (in Shares) at Dec. 31, 2016	393,934,068				393,934,068
Common stock issued for services	$ 250	17,250			$ 17,500
Common stock issued for services (in Shares)	250,000
Common stock issued for cash	$ 11,833	663,167			$ 675,000
Common stock issued for cash (in Shares)	11,833,334				11,833,334
Restricted stock awards	$ 2,300	225,700			$ 228,000
Restricted stock awards (in Shares)	2,300,000				2,300,000
Warrant to purchase common stock issued for services		33,960			$ 33,960
Stock-based compensation		565,651			565,651
Loss on foreign currency translation			(6,821)		(6,821)
Net loss				(2,013,799)	(2,013,799)
Balance at Dec. 31, 2017	$ 408,317	$ 35,185,874	$ (54,864)	$ (40,085,981)	$ (4,546,654)
Balance (in Shares) at Dec. 31, 2017	408,317,402				408,317,402